Note 16 - Interest and Finance Costs	6 Months Ended
Jun. 30, 2017
Notes to Financial Statements
Interest Finance Costs [Text Block]
16.
Interest and Finance Costs:

The interest and finance costs in the accompanying consolidated statements of income are as follows:

	For the six-month periods ended June 30,
	2016	2017
Interest expense	$23,301	$27,685
Swap effect	11,489	6,459
Amortization and write-off of financing costs	885	1,068
Bank charges and other financing costs	1,001	126
Total	$36,676	$35,338